Share Capital and Warrants (Details) - Schedule of Fair Market Value of the Performance Warrants using Black Scholes Merton Valuation Model - CAD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Schedule of Fair Market Value of the Performance Warrants [Abstract]
Average risk-free interest rate		4.20%	1.46%
Average expected dividend yield
Average expected volatility	[1]	70.00%	60.00%
Bottom of range [member]
Schedule of Fair Market Value of the Performance Warrants [Abstract]
Average expected life (years)		2 years	3 years
Top of range [member]
Schedule of Fair Market Value of the Performance Warrants [Abstract]
Average expected life (years)		5 years	5 years

[1]	Expected volatility has been based on historical share volatility of similar market participants